Loans Receivable (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 2,775,857	$ 2,899,525	$ 4,276,449
Charge-offs	(281,929)	(933,687)	(2,642,005)
Recoveries	115,847	70,019	215,081
Provision for loan losses	500,000	740,000	1,050,000
Ending balance	3,109,775	2,775,857	2,899,525
Commercial loans
Allowance for loan losses:
Beginning balance	833,607	534,995	2,667,827
Charge-offs	(35,626)	(35,521)	(2,273,355)
Recoveries	1,462	787	55,628
Provision for loan losses	71,018	333,346	84,895
Ending balance	870,461	833,607	534,995
Commercial real estate
Allowance for loan losses:
Beginning balance	856,712	1,309,811	575,780
Charge-offs	0	(653,938)	(79,701)
Recoveries	0	1,985	5,134
Provision for loan losses	143,592	198,854	808,598
Ending balance	1,000,304	856,712	1,309,811
Consumer loans
Allowance for loan losses:
Beginning balance	231,634	326,123	337,339
Charge-offs	(190,546)	(206,620)	(249,428)
Recoveries	112,322	63,821	150,513
Provision for loan losses	107,287	48,310	87,699
Ending balance	260,697	231,634	326,123
Home equity
Allowance for loan losses:
Beginning balance	281,614	264,513	264,625
Charge-offs	(1,486)	(29,608)	(13,020)
Recoveries	1,163	1,217	3,738
Provision for loan losses	18,822	45,492	9,170
Ending balance	300,113	281,614	264,513
Residential mortgages
Allowance for loan losses:
Beginning balance	572,290	464,083	430,878
Charge-offs	(54,271)	(8,000)	(26,501)
Recoveries	900	2,209	68
Provision for loan losses	159,281	113,998	59,638
Ending balance	$ 678,200	$ 572,290	$ 464,083